NOTE 7 – OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
NOTE 7 – OTHER CURRENT LIABILITIES

NOTE 7 – OTHER CURRENT LIABILITIES

Other current liabilities at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021
Accrued liabilities	$40,929	$61,153
Payable for acquisition of subsidiaries	325,000	—
Accrued interest	—	8,173
Salary payable - management	80,730	92,229
Salary payable	2,799	—
Employee benefits	106,516	105,221
Other current liabilities	102,157	40,273
	$658,131	$307,049

NOTE 8 – OTHER CURRENT LIABILITIES

Other current liabilities at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Accrued liabilities	$61,153	$6,789
Accrued interest	8,173	170,960
Salary payable - management	92,229	28,300
Employee benefits	105,221	181,231
Other current liabilities	40,273	26,396
Total Other Current Liabilities	$307,049	$413,676